FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2015
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities recorded at fair value on recurring basis

	Carrying Value at September 30, 2015
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt and mortgage-backed securities available for sale	$5,327	$—	$5,327	$—
Loans held for sale	112,651	—	112,651	—
Derivative financial assets	2,267	—	2,267	—

Total assets	$120,245	$—	$120,245	$—

Liabilities:
Derivative financial liabilities	$4,188	$—	$4,188	$—

Total liabilities	$4,188	$—	$4,188	$—

	Carrying Value at September 30, 2014
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt and mortgage-backed securities available for sale	$13,080	$—	$13,080	$—
Derivative financial assets	331	—	331	—

Total assets	$13,411	$—	$13,411	$—

Liabilities:
Derivative financial liabilities	$331	$—	$331	$—

Total liabilities	$331	$—	$331	$—

Schedule of assets recorded at fair value on a non-recurring basis

					Total
					Losses
					Recognized in
	Carrying Value at September 30, 2015				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2015
	(In thousands)
Assets:
Impaired loans, net	$2,290	$—	$—	$2,290	$2,323
Real estate acquired in settlement of loans	5,151	—	—	5,151	226

Total assets	$7,441	$—	$—	$7,441	$2,549

					Total
					Losses/(Gains)
					Recognized in
	Carrying Value at September 30, 2014				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2014
	(In thousands)
Assets:
Impaired loans, net	$3,742	$—	$—	$3,742	$3,501
Real estate acquired in settlement of loans	5,802	—	—	5,802	(276)

Total assets	$9,544	$—	$—	$9,544	$3,225